Reconciliation Between Luxembourg Statutory Rate and Liberian Statutory Rate and Our Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Effective Tax Rates Line Items
Statutory rate	29.20%	28.80%	28.80%
Effect of tax rates different than the Luxembourg statutory tax rate	27.10%	6.80%	108.50%
Change in valuation allowance	(9.00%)	3.40%	934.10%
Adjustments related to prior years	(0.40%)		6.00%
Effective tax rate	46.90%	39.00%	1077.40%